                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: _____

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    White River Investment Partners, LLC
Address: 2288 Union Street
         San Francisco, CA 94123

Form 13F File Number: 028-12790

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sean C. Warren
Title: Managing Director
Phone: 415-440-1659

Signature, Place, and Date of Signing:


/s/ Sean C. Warren                      San Francisco, CA      05/14/2008
-------------------------------------   --------------------   -----------------
[Signature]                             [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         21
Form 13F Information Table Value Total:   $106,806
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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WHITE RIVER INVESTMENT PARTNERS, LLC
FORM 13F INFORMATION TABLE
QUARTER ENDED MAR.31, 2008

                                                                      Shares /
                                       Title of               Value  Principal                 Investment   Other
           Name of Issuer                Class      CUSIP   (x$1000)   Amount  SH/PRN PUT/CALL Discretion Managers Sole Shared None
------------------------------------ ------------ --------- -------- --------- ------ -------- ---------- -------- ---- ------ ----
ADVENT SOFTWARE INC                  COM            7974108    1,066    25,000 SH                 SOLE        0      X
AFFIRMATIVE INSURANCE HLDG           COM            8272106      963   120,641 SH                 SOLE        0      X
ANWORTH MORTGAGE ASSET COR           COM           37347101    3,801   620,000 SH                 SOLE        0      X
BURLINGTON NORTHERN SANTA            COM          12189T104    8,761    95,000 SH                 SOLE        0      X
CALPINE CORP                         COM          131347304      921    50,000 SH                 SOLE        0      X
CARMAX INC                           COM          143130102    7,768   400,000 SH                 SOLE        0      X
CEMEX SAB DE CV                      SPON ADR NEW 151290889      653    25,000 SH                 SOLE        0      X
CROSSTEX ENERGY INC                  COM          22765Y104   32,932   970,000 SH                 SOLE        0      X
ENSTAR GROUP LIMITED                 COM          G3075P101    4,783    42,986 SH                 SOLE        0      X
ICICI BANK LTD                       COM          45104G104      382    10,000 SH                 SOLE        0      X
IRON MOUNTAIN INC PA                 COM          462846106      579    21,900 SH                 SOLE        0      X
KRAFT FOODS INC                      COM          50075N104    3,411   110,000 SH                 SOLE        0      X
LAMAR ADVERTISING CO - CL  A         COM          512815101   12,935   360,000 SH                 SOLE        0      X
LIBERTY MEDIA CORP NEW ENT COM SER A COM SER C    53071M500      453    20,000 SH                 SOLE        0      X
MARTIN MARIETTA MATERIALS            COM          573284106    5,309    50,000 SH                 SOLE        0      X
MFA MORTGAGE INVESTMENTS I           COM          55272X102    3,780   600,000 SH                 SOLE        0      X
MOHAWK INDUSTRIES INC                COM          608190104    7,519   105,000 SH                 SOLE        0      X
PROSHARES TR ULTRASHORT RE           COM          74347R552    1,987    20,000 SH                 SOLE        0      X
PROSHARES TRUST ULTRASHORT DOW 30    COM          74347R867    1,424    25,000 SH                 SOLE        0      X
PROSHARES TRUST ULTRASHORT FINL      COM          74347R628    1,765    15,000 SH                 SOLE        0      X
SHERWIN WILLIAMS CO                  COM          824348106    5,614   110,000 SH                 SOLE        0      X